Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,531,554
Previously Paid Amount	2,861.06
Total Fee Amount	234.48
Total Offset Amount	0
Net Fee	$ 0